Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Deposits		$ 609,851	$ 439,929
Deductible input VAT, net		445,792	535,323
Refund receivable from a supplier	[1]	92,935	202,860
Others		461,528	340,714
Total		1,610,106	1,518,826
Provision for expected credit loss		(169,639)	(6,863)	$ (57,609)	$ (28,196)
Prepaid expenses and other current assets, net		$ 1,440,467	$ 1,511,963

[1]	The outstanding balance as of December 31, 2025 was scheduled to be refunded by the supplier in May 2026.